DEBT - Disclosure of borrowings (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current:
Current portion of non-current borrowings	$ 27,658	$ 18,409
Long-term:
Non-current portion of non-current borrowings	610,233	568,160
Borrowings, before deferred financing fees	617,041	576,727
Borrowings, deferred financing fees	(6,808)	(8,567)
Total debt	637,891	586,569	$ 531,749
Senior secured notes [Member]
Long-term:
Non-current portion of non-current borrowings	529,880	541,760
Revolving credit facility [Member]
Long-term:
Non-current portion of non-current borrowings	26,494	0
Lease liabilities [Member]
Current:
Current portion of non-current borrowings	11,040	7,613
Long-term:
Non-current portion of non-current borrowings	6,929	7,408
Gibraltar equipment loans [Member]
Current:
Current portion of non-current borrowings	11,105	8,489
Long-term:
Non-current portion of non-current borrowings	26,887	24,550
Florence project facility [Member]
Current:
Current portion of non-current borrowings	5,513	0
Long-term:
Non-current portion of non-current borrowings	26,851	0
Lease related obligations [Member]
Current:
Current portion of non-current borrowings	0	2,307
Long-term:
Non-current portion of non-current borrowings	$ 0	$ 3,009